Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended
	Jan. 12, 2021	Oct. 10, 2020	Jan. 12, 2021	Nov. 13, 2020	Oct. 07, 2020
IPO [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Stock Issued During Period, Shares, New Issues	60,375,000
Founder Shares [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Temporary equity shares outstanding	1,968,750		1,968,750
Founder Shares [Member] | IPO [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Common stock, threshold percentage on conversion of shares		20.00%
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Related party transaction amount of transaction			$ 10,000
Sponsor [Member] | Promissory Note [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Debt Instrument, Face Amount					$ 300,000
Proceeds from related party			$ 296,000
Sponsor [Member] | Founder Shares [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		1,968,750
Working Capital Loans [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Debt Instrument Convertible Into Warrants					$ 2,000,000.0
Debt Instrument Conversion Price					$ 1.50
Common Class B [Member] | Founder Shares [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Temporary equity shares outstanding				15,093,750
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Stock Issued During Period, Shares, New Issues		11,500,000
Stock Issued During Period, Value, Issued for Services		$ 25,000
Common Class A [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Temporary equity shares outstanding	60,375,000		60,375,000
Common Class A [Member] | Sponsor [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited
Share transfer, trigger price price per share.	$ 12.00		$ 12.00
Number of consecutive trading days for determining share price			20 days
Number Of Trading Days For Determining Share Price			30 days
Threshold Number Of Trading Days For Determining Share PriceFrom Date Of Business Combination			150 days